Discontinued Operations	12 Months Ended
Jan. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS
Comverse
On October 31, 2012, CTI completed its previously announced spin-off of Comverse as an independent, publicly-traded company, accomplished by means of a pro rata distribution of 100% of Comverse's outstanding common shares to CTI's shareholders (the “Share Distribution”). Following the Share Distribution, CTI no longer holds any of Comverse's outstanding capital stock.
In order to govern certain ongoing relationships between CTI and Comverse after the Share Distribution and to provide mechanisms for an orderly transition, CTI and Comverse entered into agreements relating to the provision of certain services and setting forth certain rights and obligations between them following the Share Distribution. CTI and Comverse agreed, among other things, to indemnify each other against certain liabilities arising from their respective businesses and the services that will be provided under such agreements.
As a result of the Share Distribution, the results of operations of Comverse are included in discontinued operations, less applicable income taxes, as a separate component of net income (loss) in the Company's consolidated statements of operations for all periods presented. The assets and liabilities of Comverse are included in discontinued operations as separate components to the Company's consolidated balance sheets as of all dates presented. For the purposes of the consolidated statement of cash flows, the Company has presented advances to Comverse, Inc. under a promissory note amounting to $1.5 million and $7.0 million for the years ended January 31, 2012 and 2011, respectively, as a component of cash flows from investing activities from continuing operations and as a component of cash flows from financing activities from discontinued operations.
Starhome
On August 1, 2012, CTI, certain other Starhome shareholders and Starhome entered into a Share Purchase Agreement (the “Starhome Share Purchase Agreement”) with Fortissimo Capital Fund II (Israel), L.P., Fortissimo Capital Fund III (Israel), L.P. and Fortissimo Capital Fund III (Cayman), L.P. (collectively, “Fortissimo”) pursuant to which Fortissimo agreed to purchase all of the outstanding share capital of Starhome (the “Starhome Disposition”). On September 19, 2012, CTI, contributed to Comverse, its interest in Starhome, including its rights and obligations under the Starhome Share Purchase Agreement. The Starhome Disposition was completed on October 19, 2012.
Under the terms of the Starhome Share Purchase Agreement, Starhome's shareholders received aggregate cash proceeds of approximately $81.3 million, subject to adjustment for fees, transaction expenses and certain taxes. Of this amount, $10.5 million is held in escrow to cover potential post-closing indemnification claims, with $5.5 million being released after 18 months (less any claims made on or prior to such date) and the remainder released after 24 months, in each case, less any claims made on or prior to such dates. Comverse received aggregate net cash consideration (including amounts deposited in escrow at closing) of approximately $37.2 million, after payments that CTI agreed to make to certain other Starhome shareholders of $4.5 million.
CTI and the other Starhome shareholders have made customary representations and warranties and covenants in the Starhome Share Purchase Agreement, including an agreement not to solicit Starhome employees or interfere with Starhome's clients, customers, suppliers, licensors or other business relationships for a period of four years following the closing. CTI has also agreed for a period of four years following the closing (October 19, 2012) that it will not, and will cause its affiliates (other than Verint) not to, create, design, develop or offer for sale any product or service which directly competes with any products or services offered by Starhome, subject to certain limited exceptions.
Sale of Ulticom
On December 3, 2010 (the “Effective Date”), Ulticom, Inc. completed a merger (the “Merger”) with an affiliate of Platinum Equity Advisors, LLC (“Platinum Equity”), pursuant to the terms and conditions of a Merger Agreement, dated October 12, 2010 (the “Merger Agreement”), with Utah Intermediate Holding Corporation (“UIHC”), a Delaware corporation, and Utah Merger Corporation (“Merger Sub”), a New Jersey corporation and wholly-owned subsidiary of UIHC. As a result of the Merger, Ulticom, Inc. became a wholly-owned subsidiary of UIHC.
Immediately prior to the effective time of the Merger, Ulticom, Inc. paid a special cash dividend in the aggregate amount of $64.1 million (the “Dividend”), amounting to $5.74 per share, to its shareholders of record on November 24, 2010. CTI received $42.4 million in respect of the Dividend.
Pursuant to the terms of the Merger, Ulticom, Inc.'s shareholders (other than CTI) received $2.33 in cash, without interest, per share of common stock of Ulticom, Inc. after payment of the Dividend.
Shares of Ulticom, Inc. common stock held by CTI were purchased by an affiliate of Platinum Equity, pursuant to the terms and conditions of a Share Purchase Agreement, dated October 12, 2010, following payment of the Dividend and immediately prior to the consummation of the Merger. In consideration thereof, CTI received aggregate consideration of up to $17.2 million, amounting up to $2.33 per share, consisting of (i) approximately $13.2 million in cash and (ii) the issuance by Merger Sub to CTI of two non-interest bearing promissory notes originally in the aggregate principal amount of $4.0 million. The first promissory note, originally in the amount of $1.4 million, was subsequently reduced to $0.8 million in connection with the purchase of certain products from Ulticom and was paid by Ulticom in February 2012. The second promissory note, in the amount of $2.6 million, is payable to CTI following the determination of Ulticom's revenue for a 24-month period beginning on January 1, 2011 and is subject to reduction by 40% of the difference between $75 million and the revenue generated by Ulticom during such period. This note has no carrying amount as of January 31, 2012 and 2011.
Prior to the sale, Ulticom, Inc. was a majority-owned subsidiary of CTI, and Ulticom constituted one of the Company's reportable segments. Ulticom, Inc. was not previously classified as held-for-sale, because the sale was not probable until December 2, 2010, the date when the noncontrolling shareholders approved the sale.
The results of operations of Ulticom, including the gain on the sale of Ulticom of $2.9 million, net of tax, are reflected in discontinued operations, less applicable income taxes, as a separate component of net loss in the Company's consolidated statements of operations for the fiscal years ended January 31, 2011 and 2010.
Comverse's, Starhome's and Ulticom's results of operations included in discontinued operations are as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
		(In thousands)
Total revenue	$811,749	$925,005	$873,181

Income (loss) before income tax provision	22,749	(54,977)	(200,536)
Gain on sale of discontinued operations, net of tax	—	2,927	—
Income tax provision	(23,659)	(38,978)	(70,258)
Total loss from discontinued operations, net of tax	$(910)	$(91,028)	$(270,794)

Loss from discontinued operations, net of tax
Attributable to Comverse Technology, Inc.	(3,484)	(87,724)	(270,408)
Attributable to noncontrolling interest	2,574	(3,304)	(386)
Total	$(910)	$(91,028)	$(270,794)
Comverse's and Starhome's assets and liabilities included in assets and liabilities of discontinued operations were as follows:

	January 31,
	2012	2011
	(in thousands)
ASSETS OF DISCONTINUED OPERATIONS
Current assets:
Cash and cash equivalents	$193,192	$213,038
Restricted cash and bank time deposits	28,893	26,111
Accounts receivable, net of allowance of $2,929 and $5,395 respectively	135,835	167,971
Inventories, net	29,991	49,625
Deferred cost of revenue	35,252	45,201
Deferred income taxes	10,108	24,884
Prepaid expenses and other current assets	56,157	60,613
Total current assets	489,428	587,443
Property and equipment, net	45,860	41,847
Goodwill	163,076	163,253
Intangible assets, net	22,034	39,389
Deferred cost of revenue	108,107	136,988
Deferred income taxes	10,153	14,066
Other assets	65,592	79,163
Total assets	$904,250	$1,062,149
LIABILITIES OF DISCONTINUED OPERATIONS
Current liabilities:
Accounts payable and accrued expenses	$196,879	$232,938
Deferred revenue	365,803	417,408
Deferred income taxes	8,742	13,282
Bank loans	—	6,000
Income taxes payable	2,302	5,329
Other current liabilities	853	1,080
Total current liabilities	574,579	676,037
Deferred revenue	204,681	230,510
Deferred income taxes	45,205	34,482
Note payable to CTI	8,536	7,019
Other long-term liabilities	154,025	196,827
Total liabilities	$987,026	$1,144,875